Costs of services and general and administrative costs - Auditor's Remuneration (Detail) (Parenthetical) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Other Services [member]
Disclosure Of Information About Operating Cost [line items]
Auditors remuneration includes true up	£ 3.5